12 Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 32,315,181	R$ 31,759,890	R$ 29,761,610	R$ 29,761,610
BRAZIL
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,682,081	16,278,608
MEXICO
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,826,309	11,656,910
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	258,291
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,526	10,890
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		273,987
UNITED STATES [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 4,545,974	R$ 3,539,495